Capital management	12 Months Ended
Dec. 31, 2023
Disclosure Of Capital Management [Abstract]
Capital management	47 Capital management
Objectives
Group Treasury (“GT”) Balance Sheet & Capital Management, is responsible for maintaining the adequate capitalisation of ING Group and ING Bank entities, to manage the risk associated with ING’s business activities. This involves not only managing, planning and allocating capital within ING Group, ING Bank and its various entities, but also helping to execute necessary capital market transactions, term (capital) funding and risk management transactions. ING takes an integrated approach to assess the adequacy of its capital position in relation to its risk profile and operating environment. This means GT Balance Sheet & Capital
Management takes into account both regulatory and internal, economic based metrics and requirements as well as the interests of key stakeholders such as shareholders and rating agencies. ING manages capital using the IFRS-EU equity position as a basis.
ING applies the following main capital definitions:
•Common equity Tier 1 capital (CET1) - is defined as shareholders’ equity less regulatory adjustments.
CET1 capital divided by risk-weighted assets equals the CET1 ratio.
•Tier 1 capital – is defined as CET1 capital plus Additional Tier 1 (hybrid) securities and other regulatory adjustments. Tier 1 capital divided by risk-weighted assets equals the Tier 1 capital ratio.
•Total capital – is Tier 1 capital plus subordinated Tier 2 liabilities and regulatory adjustments. Total capital divided by risk-weighted assets equals the Total capital ratio.
•CET1 ratio target – is built on the CET1 requirements specified for ING, potential increase in the regulatory requirement of the Countercyclical Buffer, the potential impact of a standardised and pre-determined stress scenario and general uncertainties.
•Leverage ratio (LR) – is defined as Tier 1 capital divided by the leverage exposure.
•Total Loss Absorbing Capacity (TLAC) – is Total capital plus senior unsecured bonds and amortisations.
TLAC ratios are based on both risk-weighted assets and leverage exposure.
•Minimum Required Eligible Liabilities (MREL) – is Total capital plus senior unsecured bonds and amortisations. MREL ratios are based on both risk-weighted assets and leverage exposure.
Capital developments
ING’s capital position remained strong despite the challenging geopolitical environment. At both the consolidated and entity level, ING has sufficient buffers to withstand various stressed scenarios.
ING’s CET1 target level of around 12.50% is well above the prevailing Maximum Distributable Amount (MDA)
level of 10.98%, implying a management buffer of about 150 basis points.
ING Group’s capital ratios at the end of the year increased compared to 2022 primarily due to higher net profit after dividend reserving, coupled with lower risk-weighted assets. Besides the regular 50% dividend distribution, ING distributed an additional EUR 1.5 billion and EUR 2.5 billion as next steps to converge the
CET1 ratio towards ING’s CET1 target by 2025. Risk-weighted assets were mainly impacted by volume reduction in Russia-related exposure, currency movements, improvement in book quality and model impacts.
ING Groep N.V. has a CET1 ratio of 14.7% at 31 December 2023 versus an overall SREP requirement
(including buffer requirements) of 10.98%. The Group’s Tier 1 ratio increased to 16.9%. The Total capital ratio increased from 19.4% to 19.8% compared to last year.

ING Group capital position according to CRR II / CRD V
in EUR million	2023	2022
Shareholders’ equity [1]	51,240	49,909
Interim profits not included in CET1 capital [2]	-2,504	-1,411
- Other adjustments	-1,880	-537
Regulatory adjustments	-4,384	-1,948
Available common equity Tier 1 capital	46,856	47,961

Additional Tier 1 securities [3]	6,983	6,295
Regulatory adjustments additional Tier [1]	59	60
Available Tier 1 capital	53,898	54,316

Supplementary capital Tier 2 bonds [4]	9,115	10,046
Regulatory adjustments Tier 2	40	-32
Available Total capital	63,052	64,330

Risk weighted assets	319,169	331,520

Common equity Tier 1 ratio	14.68%	14.47%
Tier 1 ratio	16.89%	16.38%
Total capital ratio	19.76%	19.40%
1Shareholders' equity is determined in accordance with IFRS-EU.
2All T2 securities are CRR/CRD V-compliant for 2023.
In accordance with the applicable regulation, credit and operational risk models used in the capital ratios calculations are not audited.
Distribution
ING’s distribution policy is a pay-out ratio of 50% of resilient net profit. Resilient net profit is defined as net profit adjusted for significant items not linked to the normal course of business. The 50% pay-out may be in the form of cash, or a combination of cash and share repurchases, with the majority in cash. Additional distributions to be considered periodically, taking into account alternative opportunities, macro-economic circumstances and the outcome of our capital planning.
For 2023, the resilient net profit amounts to EUR 7,520 million (IFRS-EU net result: 7,287 million), of which
EUR 3,760 million was reserved for distribution outside of CET1 capital reflecting ING’s distribution policy of a
50% pay-out ratio. Resilient net profit includes a positive adjustment to the net profit of EUR 234 million related to hyperinflation accounting according to IAS 29 in the consolidation of our subsidiary in Türkiye and the impairment of the goodwill allocated to Türkiye.
Following ING’s distribution policy of a 50% pay-out ratio on resilient net profit:
•A final dividend over 2022 of EUR 0.389 per share was paid was paid in May 2023.
•An interim dividend over 2023 of EUR 0.350 per share was paid on 14 August 2023.
•The Board has proposed to pay a final cash dividend over 2023 of EUR 0.756 per share. This is subject to the approval by shareholders at the Annual General Meeting in April 2024.
In addition to this, ING announced an additional EUR 1.5 billion and EUR 2.5 billion distribution in 2023:
•An additional distribution of EUR 1.5 billion, by means of a share buyback programme, was announced on 11 May 2023. Between 11 May 2023 and 13 October 2023, 121.3 million of ordinary shares have been repurchased with a total consideration of EUR 1,566 million.
•An additional distribution of EUR 2.5 billion, by means of a share buyback programme, was announced on 2 November 2023. Between 3 November 2023 and 5 February 2024, 194.8 million of ordinary shares have been repurchased with a total consideration of EUR 2,508 million.
Processes for managing capital
GT Balance Sheet & Capital Management ensures adherence to ING’s solvency risk appetite statements by planning and executing capital management transactions. The ongoing assessment and monitoring of capital adequacy is embedded in the capital planning process as part of the ICAAP framework. As part of the dynamic business planning process, ING prepares a capital and funding plan on a regular basis for all its material businesses and assesses continuously the timing, need and feasibility for capital management actions in scope of its execution strategy. Sufficient financial flexibility should be preserved to meet important financial objectives. Risk appetite statements are at the foundation of the capital plan and are cascaded to the different businesses in line with ING’s risk management framework. Contingency capital measures and early warning indicators are in place in conjunction with ING’s contingency and recovery plan to support the strategy in times of stress.
Adverse planning and stress testing, which reflect the outcome of the annual risk assessment, are integral components of ING’s risk and capital management framework. It allows to (i) identify and assess potential vulnerabilities in ING’s businesses, business model, portfolios or operating environment; (ii) understand the sensitivities of the core assumptions used in ING’s strategic and capital plan; and (iii) improve decision-
making and business steering through balancing risk and return following a forward looking and prudent management approach.
Regulatory requirements
Capital adequacy and the use of required regulatory capital are based on the guidelines developed by the
Basel Committee on Banking Supervision (The Basel Committee) and the European Union Directives, as
implemented by the Dutch Central Bank and the ECB for supervisory purposes. In 2010, the Basel Committee issued new solvency and liquidity requirements that superseded Basel II, implemented in the EU via CRR /
CRD. In accordance with the CRR the minimum Pillar 1 capital requirements applicable to ING Group are: a
CET1 ratio of 4.5%, a Tier 1 ratio of 6.0% and a Total capital ratio of 8.0% of risk-weighted assets.
The overall SREP CET1 requirement (including buffer requirements) for ING Group at a consolidated level increased during 2023 due to changes in the Countercyclical Buffer and was 10.98% at the end of December
2023. This requirement is the sum of a 4.5% Pillar I requirement, a 0.98% Pillar II requirement, a 2.5%
Capital Conservation Buffer (CCB), a 0.50% Countercyclical Buffer (CCyB) and a 2.5% O-SII (Other
Systemically Important Institutions) buffer that is set separately for Dutch systemic banks by the Dutch
Central Bank (De Nederlandsche Bank). This requirement excludes the Pillar II guidance, which is not disclosed.
The Maximum Distributable Amount (MDA) trigger level stood at 10.98% in 4Q2023 for CET1, 12.81% for Tier
1 Capital and 15.25% for Total Capital. These MDA levels are in line with the application of Art.104a in CRD V, which allows ING to partly fulfill the total Pillar II requirement (1.75%) with Additional Tier 1 and Tier 2 capital. As per 1 January 2024, the Pillar II requirement is 1.65%. As per 1 January 2023 a MDA requirement on the leverage ratio of 3.5% applies to ING Group. In the event that ING Group breaches an MDA level, ING may face restrictions on dividend payments, coupons on AT1 securities and payment of variable remuneration.
Ratings
ING’s credit ratings and outlook are shown in the table below. Each of these ratings reflects only the view of the applicable rating agency at the time the rating was issued, and any explanation of the significance of a rating may be obtained only from the rating agency.

Main credit ratings of ING at 31 December 2023
	S&P	Moody’s	Fitch
ING Groep N.V.
Issuer rating
Long-term	A-	n/a	A+
Short-term	A-2	n/a	F1
Outlook	Stable	Stable 1)	Stable
Senior unsecured rating	A-	Baa1	A+
1 Outlook refers to the senior unsecured rating.
A security rating is not a recommendation to buy, sell or hold securities and each rating should be evaluated independently of other ratings. There is no assurance that any credit rating will remain in effect for any given period of time or that a rating will not be lowered, suspended or withdrawn entirely by the rating agency if, in the rating agency’s judgment, circumstances so warrant. ING accepts no responsibility for the accuracy or reliability of the ratings.